CONCESSIONS PAYABLE - Summary of Concessions Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 3,351,410	R$ 3,054,248
Current	256,759	160,771
Non-current	3,094,651	2,893,477
Disputed lease and concession [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,994,991	1,802,403
Disputed lease and concession [member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	37,842	55,170
Disputed lease and concession [member] | Rumo Malha Oeste S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,957,149	1,747,233
Lease Installment [Member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,138,076	1,145,450
Lease Installment [Member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	1,138,076	1,145,450
Concessions and Grants [Member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	218,343	106,395
Concessions and Grants [Member] | Rumo Malha Paulista S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	118,655	20,682
Concessions and Grants [Member] | Rumo Malha Sul S.A. [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	81,112	85,713
Concessions and Grants [Member] | Rumo Malha Central S A [member]
Disclosure of Concessions Payable And Judicial Deposits [line items]
Concessions payable	R$ 18,576